Segment Information (Reconciliation of Segment Totals to Consolidated Financial Statement Amounts) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Segment revenues:
Revenues	¥ 626,579	¥ 580,956	¥ 1,868,113	¥ 1,665,694
Segment profits:
Total segment profits	73,202	73,864	282,119	193,703
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests			0	23
Income before Income Taxes	95,900	75,407	316,689	209,581
Segment assets:
Trade Notes, Accounts and Other Receivable	308,829		308,829		¥ 354,334
Other corporate assets	1,770,522		1,770,522		1,671,010
Assets	14,091,160		14,091,160		13,563,082
Operating Segment
Segment revenues:
Revenues	626,919	582,186	1,869,486	1,669,455
Segment profits:
Total segment profits	110,641	85,652	350,781	242,428
Segment assets:
Assets	11,951,881		11,951,881		11,341,789
Corporate, Non-Segment
Segment revenues:
Revenues	4,418	3,024	12,998	8,957
Segment profits:
Corporate profits (losses)	(13,031)	(12,135)	(38,601)	(36,900)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	(1,710)	1,890	4,509	4,053
Segment assets:
Cash and cash equivalents, restricted cash	1,031,165		1,031,165		1,079,575
Allowance For Credit Losses	(79,116)		(79,116)		(78,945)
Trade Notes, Accounts and Other Receivable	308,829		308,829		354,334
Other corporate assets	878,401		878,401		¥ 866,329
Intersegment Eliminations
Segment revenues:
Revenues	¥ (4,758)	¥ (4,254)	¥ (14,371)	¥ (12,718)